[redacted]CHANGE COMMISSION
EIVED
27 2012
DIVISION OF TRADING & MARKETS

12080152

09L-18092 P.W.

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

GS Momentum Builder Multi-Asset Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GSMA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE ARCA

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet L. McGinness

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet McGinness

December 20, 2012

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 2 7 2012

SEC 2449 (1/99)

Janet McGinness
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 27 2012
DIVISION OF TRADING & MARKETS

Via Overnight Mail

December 20, 2012

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
ALPS/GS Momentum Builder Multi-Asset Index ETF
ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF
ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF	GSGO
ALPS/GS Momentum Builder Multi-Asset Index ETF	GSMA
ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF	GSAX
ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF	GSRA

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 27 2012